EQUITY INVESTMENT	12 Months Ended
Dec. 31, 2011
Equity Investment [Abstract]
Investments [Text Block]
11	EQUITY INVESTMENT

	December 31, 2011	December 31, 2010

Original cost of equity investment	$6,393,137	$-
Equity loss on investment	(47,431)	-
Equity investment balance	$6,345,706	$-

The Group’s equity investment represents its 33.5% equity interest in Yunnan Handing Investment Co. Limited (“Yunnan Handing”). Yunnan Handing is a limited liability company established in the PRC that is principally engaged in the project investment and management. As at December 31, 2011, its paid up capital was RMB100,000,000 (approximately $15,710,000). Since the Group has the ability to exercise significant influence over the operating and financial policies of Yunnan Handing, the Group uses the equity method of accounting to record its investment.

The summarised financial information in respect of the Group’s equity investment is set out below:

	December 31, 2011	December 31, 2010
Assets
Current assets	$50,003,927	$-
Non-current assets	150,972	-
	50,154,899	-
Liabilities
Current liabilities	(34,588,871)	-
Net assets	15,566,028	-

Income	76,632	-
Expense	(218,154)	-
Loss for the year	$(141,522)	$-